Business combinations - Trafic 3W Inc (Details) - Trafic 3W inc $ in Thousands, $ in Thousands	Oct. 31, 2022 USD ($) shares	Apr. 01, 2022 USD ($)	Apr. 01, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Consideration paid		$ 2,005
Cash consideration for acquisition	$ 824	$ 900
Consideration transferred, acquisition-date fair value			$ 1,919
Cash and cash equivalents recognised as of acquisition date			(86)
Cash Transferred Less Cash And Cash Equivalents Recognised As Of Acquisition Date			814
Identifiable intangible assets recognised as of acquisition date			455
Goodwill recognised as of acquisition date			1,270
Balance of purchase payable (note 10)			$ 1,105
Subordinate Voting Shares
Disclosure of detailed information about business combination [line items]
Equity interest issued or issuable	$ 281
Subordinate Voting Shares | Share Capital
Disclosure of detailed information about business combination [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares	83,449